SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT LONG-LIVED ASSETS
	December 31, 2022	December 31, 2021
United States	$262,764	$369,706
Mexico	540,036	290,548
Total long-lived assets	$802,800	$660,254

SCHEDULE OF REVENUE BY GEOGRAPHIC AREA OF CUSTOMERS

The following table summarizes the Company’s total revenue by geographic area based on the billing address of the customers:

	Year Ended December 31,
	2022	2021
United States	$20,071,385	$20,156,744
Mexico	5,817,051	1,317,407
Total revenue	$25,888,436	$21,474,151